Financial liabilities - Disclosure of Financial Liabilities Per Maturity (Details) € in Thousands				12 Months Ended
	Jan. 05, 2022 EUR (€) loan_agreement	Aug. 11, 2020 EUR (€) installment	Aug. 30, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jul. 03, 2017 EUR (€)	Dec. 31, 2013 EUR (€)
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period				€ 19,087	€ 18,723	€ 5,690
Proceeds from borrowings				28,700	1,360	13,900
Proceeds from lease liabilities and other non cash effects				(1,408)	1,249	1,119
Repayments of borrowings and lease liabilities				(2,128)	(2,245)	(1,982)
Financial liabilities at end of period				44,251	19,087	18,723
Financial liabilities				44,251	19,087	18,723
BPI PTZI IPH41
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period				150	450	750
Proceeds from borrowings				0	0	0
Proceeds from lease liabilities and other non cash effects					0	0
Repayments of borrowings and lease liabilities				(150)	(300)	(300)
Financial liabilities at end of period				0	150	450
Financial liabilities				0	150	450
BPI Refundable advance - FORCE
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period				1,454	0
Proceeds from borrowings		€ 1,700		0	1,360
Proceeds from lease liabilities and other non cash effects				(1,454)	94
Repayments of borrowings and lease liabilities				0	0
Financial liabilities at end of period				0	1,454	0
Financial liabilities				0	1,454	0
Notional amount		€ 6,800
Financing agreement, number of instalments | installment		4
Financing agreement, remaining number of instalments | installment		3
Repayable advance received					1,454
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period				0
Proceeds from borrowings				20,000
Proceeds from lease liabilities and other non cash effects				0
Repayments of borrowings and lease liabilities				0
Financial liabilities at end of period				20,000	0
Financial liabilities				20,000	0
State guaranteed loan Société Générale | Major loan financing
Disclosure of financial liabilities [Line Items]
Notional amount	€ 20,000
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period				0
Proceeds from borrowings				8,700
Proceeds from lease liabilities and other non cash effects				0
Repayments of borrowings and lease liabilities				0
Financial liabilities at end of period				8,700	0
Financial liabilities				8,700	0
State guaranteed loan BNP Paribas | Major loan financing
Disclosure of financial liabilities [Line Items]
Notional amount	8,700
Lease liabilities – Real estate property
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period				0	418	1,345
Proceeds from borrowings					0	0
Proceeds from lease liabilities and other non cash effects					0	0
Repayments of borrowings and lease liabilities					(418)	(927)
Financial liabilities at end of period					0	418
Financial liabilities					0	418
Property transaction (down-payment)
Disclosure of financial liabilities [Line Items]
Financial liabilities down payment at beginning of period				0	(74)	(234)
Proceeds from borrowings					0	0
Proceeds from lease liabilities and other non cash effects					0	0
Repayments of borrowings, down payment					74	161
Financial liabilities down payment at end of period					0	(74)
Lease liabilities – Building "Le Virage"
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period				2,387	1,437	1,099
Proceeds from borrowings				0	0	0
Proceeds from lease liabilities and other non cash effects				0	1,114	623
Repayments of borrowings and lease liabilities				(512)	(164)	(285)
Financial liabilities at end of period				1,875	2,387	1,437
Financial liabilities				1,875	2,387	1,437
Lease liabilities – Premises Innate Inc
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period				447	496	0
Proceeds from borrowings				0	0	0
Proceeds from lease liabilities and other non cash effects				(16)	0	496
Repayments of borrowings and lease liabilities				(40)	(49)	0
Financial liabilities at end of period				391	447	496
Financial liabilities				391	447	496
Lease liabilities – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period				639	815	987
Proceeds from borrowings				0	0	0
Proceeds from lease liabilities and other non cash effects				0	0	0
Repayments of borrowings and lease liabilities				(175)	(176)	(172)
Financial liabilities at end of period				464	639	815
Financial liabilities				464	639	815
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period				21	37	69
Proceeds from borrowings				0	0	0
Proceeds from lease liabilities and other non cash effects				62	0	0
Repayments of borrowings and lease liabilities				(30)	(16)	(32)
Financial liabilities at end of period				53	21	37
Financial liabilities				53	21	37
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period				41	0
Proceeds from borrowings				0	0
Proceeds from lease liabilities and other non cash effects				0	41
Repayments of borrowings and lease liabilities				(6)	0
Financial liabilities at end of period				35	41	0
Financial liabilities				35	41	0
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period				262	319	372
Proceeds from borrowings				0	0	0
Proceeds from lease liabilities and other non cash effects				0	0	0
Repayments of borrowings and lease liabilities				(53)	(57)	(53)
Financial liabilities at end of period				209	262	319
Financial liabilities				209	262	319
Loans - Building
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period				13,687	14,826	1,300
Proceeds from borrowings				0		13,900
Proceeds from lease liabilities and other non cash effects				0	0	0
Repayments of borrowings and lease liabilities				(1,162)	(1,139)	(374)
Financial liabilities at end of period					13,687	14,826
Financial liabilities					13,687	14,826
PGE loan agreement, Societe Generale and BNP Paribas | Major loan financing
Disclosure of financial liabilities [Line Items]
Notional amount	€ 28,700
Borrowing, number of loan agreement | loan_agreement	2
Borrowing, maturity	1 year
Borrowing, maturity, extension period option	5 years
Borrowing, percentage of state-guaranteed loan	90.00%
Borrowings, interest rate	0.50%
Loan agreement with Société Générale
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					€ 1,300	1,300
Proceeds from borrowings			€ 13,900
Financial liabilities at end of period				12,525		1,300
Financial liabilities				€ 12,525		1,300
Loan agreement, maximum borrowing capacity							€ 15,200
Interest-free loan for innovation
Disclosure of financial liabilities [Line Items]
Financial liabilities								€ 1,500
Previously stated
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						4,522
Financial liabilities
Previously stated | BPI PTZI IPH41
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						750
Financial liabilities
Previously stated | Lease liabilities – Real estate property
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						1,345
Financial liabilities
Previously stated | Property transaction (down-payment)
Disclosure of financial liabilities [Line Items]
Financial liabilities down payment at beginning of period						(234)
Previously stated | Lease liabilities – Building "Le Virage"
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						0
Financial liabilities
Previously stated | Lease liabilities – Premises Innate Inc
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						0
Financial liabilities
Previously stated | Lease liabilities – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						987
Financial liabilities
Previously stated | Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						0
Financial liabilities
Previously stated | Loans – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						372
Financial liabilities
Previously stated | Loans - Building
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						1,300
Financial liabilities
IFRS 16 restatement
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						1,168
Financial liabilities
IFRS 16 restatement | BPI PTZI IPH41
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						0
Financial liabilities
IFRS 16 restatement | Lease liabilities – Real estate property
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						0
Financial liabilities
IFRS 16 restatement | Property transaction (down-payment)
Disclosure of financial liabilities [Line Items]
Financial liabilities down payment at beginning of period						0
IFRS 16 restatement | Lease liabilities – Building "Le Virage"
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						1,099
Financial liabilities
IFRS 16 restatement | Lease liabilities – Premises Innate Inc
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						0
Financial liabilities
IFRS 16 restatement | Lease liabilities – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						0
Financial liabilities
IFRS 16 restatement | Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						69
Financial liabilities
IFRS 16 restatement | Loans – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						0
Financial liabilities
IFRS 16 restatement | Loans - Building
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						€ 0
Financial liabilities